Valuation And Qualifying Accounts And Reserves (Detail) (Allowance For Doubtful Receivables [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Allowance For Doubtful Receivables [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 21,860	¥ 24,158	¥ 21,131
Charged to income	12,162	4,392	10,862
Bad debts written off	1,648	1,835	4,234
Reversal	4,696	3,919	3,623
Cumulative translation adjustments	(1,074)	(936)	22
Balance at end of period	¥ 26,604	¥ 21,860	¥ 24,158